FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Sensitivity analysis - exposure to interest rates (Details) - Interest rate risk [member]	12 Months Ended
Dec. 31, 2023
Possible 25%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage increase (decrease) in interest rate	25.00%
Remote 50%
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Percentage increase (decrease) in interest rate	50.00%